Leases - Lessee: Supplemental Balance Sheet Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Operating And Finance Lease Supplemental Balance Sheet Information [Line Items]
Right-of-use asset (operating leases)	¥ 279,415	¥ 275,093
Operating lease, Other Liabilities	280,829	275,199
Operating lease, Total lease liabilities	¥ 280,829	¥ 275,199
Operating lease, Weighted average remaining lease term	11 years	11 years
Operating lease, Weighted average discount rate	1.30%	1.10%
Right-of-use asset (finance leases)	¥ 6,544	¥ 7,093
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Net Investment in Lease, before Allowance for Credit Loss	Net Investment in Lease, before Allowance for Credit Loss
Finance leases, Other Liability	¥ 7,129	¥ 7,698
Finance leases, Total lease liabilities	¥ 7,129	¥ 7,698
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities
Finance leases, Weighted average remaining lease term	37 years	25 years
Finance leases, Weighted average discount rate	2.40%	2.50%
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Liabilities	Liabilities
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets	Other Assets
Investment in Operating Leases
Operating And Finance Lease Supplemental Balance Sheet Information [Line Items]
Right-of-use asset (operating leases)	¥ 93,635	¥ 102,787
Right-of-use asset (finance leases)	4,782	4,955
Property under Facility Operations
Operating And Finance Lease Supplemental Balance Sheet Information [Line Items]
Right-of-use asset (operating leases)	85,036	68,149
Right-of-use asset (finance leases)	1,394	1,763
Office Facilities
Operating And Finance Lease Supplemental Balance Sheet Information [Line Items]
Right-of-use asset (operating leases)	100,744	104,157
Right-of-use asset (finance leases)	¥ 368	¥ 375